Significant Accounting Policies (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)		$ 125	$ 61
Allowance for doubtful expense (in Dollars)		64	0
Rental expense (in Dollars)			516
ROU assets and lease liabilities (in Dollars)		1,046
Offering costs (in Dollars)	$ 291	$ 1,450
Warranty years		2 years
Warranty amount (in Dollars)		$ 96	158
Revenues percentage	10.00%	3.00%
Royalty expenses (in Dollars)		$ 257	258
Number of operating segment	1	1
Tax benefit percentage		50.00%
Contribution plans expenses (in Dollars)		$ 182	156
Gain (loss) on amounts funded in respect of employee rights upon retirement totaled (in Dollars)		(4)	(8)
Contribution costs (in Dollars)		$ 9	$ 6
Vesting term		4 years
Restricted stock units term		3 years
Conversion price percentage		40.00%
Discount percentage		65.00%
Operating right-of-use assets (in Dollars)		$ 1,046
Reverse Stock Split	On April 15, 2022, the Company’s Board of Directors approved a Reverse Stock Split in the ratio of forty-six to-one.
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Offering costs (in Dollars)		$ 1,000
Conversion price percentage	40.00%
Customer A [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage	24.00%	3.00%
Customer B [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage	24.00%	5.00%
Customer C [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage	0.00%	29.00%
Customer D [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage	0.00%	23.00%
Customer E [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage	0.00%	10.00%
Trade receivables [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage		29.00%	46.00%
Trade receivables one [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage		23.00%	0.00%
Trade receivables two [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of risk percentage		10.00%	4.00%
Forecast [Member]
Significant Accounting Policies (Details) [Line Items]
Contribute amunt (in Dollars)				$ 189